Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Share Capital Issued	The number of shares issued is expressed in units.

	As at December 31,
	2022	2021
Total number of issued and outstanding shares	22 593 956	22 593 956
Total share capital (€‘000)	78 585	78 585

Summary of Share Issuances Occurred Since the Incorporation of the Company
The following share issuances occurred since the incorporation of the Company:

Category	Transaction date	Description	# of shares	Par value (in €)
Class A shares	24 July 2007	Company incorporation	409 375	0.15
Class A shares	31 August 2007	Contribution in kind (upfront fee Mayo License)	261 732	36.30
Class B shares	23 December 2008	Capital increase (Round B)	137 150	35.36
Class B shares	23 December 2008	Contribution in kind (Loan B)	67 502	35.36
Class B shares	28 October 2010	Contribution in cash	21 000	22.44
Class B shares	28 October 2010	Contribution in kind (Loan C)	92 068	35.36
Class B shares	28 October 2010	Contribution in kind (Loan D)	57 095	35.36
Class B shares	28 October 2010	Contribution in cash	73 793	35.36
Class B shares	28 October 2010	Exercise of warrants	12 300	22.44
Class B shares	28 October 2010	Contribution in kind (Mayo receivable)	69 455	44.20
Class B shares	28 October 2010	Contribution in cash	9 048	44.20
Class B shares	31 May 2013	Contribution in kind (Loan E)	118 365	38.39
Class B shares	31 May 2013	Contribution in kind (Loan F)	56 936	38.39
Class B shares	31 May 2013	Contribution in kind (Loan G)	654 301	4.52
Class B shares	31 May 2013	Contribution in kind (Loan H)	75 755	30.71
Class B shares	31 May 2013	Contribution in cash	219 016	31.96
Class B shares	4 June 2013	Conversion of warrants	2 409 176	0.01
Ordinary shares	11 June 2013	Conversion of Class A and Class B shares in ordinary shares	4 744 067	—
Ordinary shares	5 July 2013	Initial Public Offering	1 381 500	16.65
Ordinary shares	15 July 2013	Exercise of over-allotment option	207 225	16.65
Ordinary shares	31 January 2014	Exercise of warrants issued in September 2008	5 966	22.44
Ordinary shares	31 January 2014	Exercise of warrants issued in May 2010	333	22.44
Ordinary shares	31 January 2014	Exercise of warrants issued in January 2013	120 000	4.52
Ordinary shares	30 April 2014	Exercise of warrants issued in September 2008	2 366	22.44
Ordinary shares	16 June 2014	Capital increase	284 090	44.00
Ordinary shares	30 June 2014	Capital increase	284 090	44.00
Ordinary shares	4 August 2014	Exercise of warrants issued in September 2008	5 000	22.44
Ordinary shares	4 August 2014	Exercise of warrants issued in October 2010	750	35.36
Ordinary shares	3 November 2014	Exercise of warrants issued in September 2008	5 000	22.44
Ordinary shares	21 January 2015	Contribution in kind (Celdara Medical LLC)	93 087	37.08
Ordinary shares	7 February 2015	Exercise of warrant issued in May 2010	333	22.44
Ordinary shares	3 March 2015	Capital increase	713 380	44.50
Ordinary shares	11 May 2015	Exercise of warrant issued in May 2010	500	22.44
Ordinary shares	24 June 2015	Capital increase	1 460 000	60.25
Ordinary shares	4 August 2015	Exercise of warrant issued in May 2010	666	22.44
Ordinary shares	4 August 2015	Exercise of warrant issued in October 2010	5 250	35.36
Ordinary shares	1 February 2017	Exercise of warrant issued in May 2013	207 250	2.64
Ordinary shares	2 May 2017	Exercise of warrant issued in May 2013	4 900	2.64
Ordinary shares	1 August 2017	Exercise of warrant issued in May 2013	7 950	2.64
Ordinary shares	23 August 2017	Contribution in kind (Celdara Medical LLC)	328 275	32.35
Ordinary shares	9 November 2017	Exercise of warrant issued in May 2013	5 000	2.64
Ordinary shares	9 November 2017	Exercise of warrant issued in October 2010	866	35.36
Ordinary shares	7 February 2018	Exercise of warrant issued in May 2013	4 500	2.64
Ordinary shares	22 May 2018	Capital increase	2 070 000	22.29
Ordinary shares	16 September 2019	Capital increase	2 000 000	9.08
Ordinary shares	8 January 2021	Capital increase	262 812	4.94
Ordinary shares	29 March 2021	Capital increase	200 000	6.19
Ordinary shares	9 April 2021	Capital increase	300 000	5.83
Ordinary shares	29 April 2021	Capital increase	300 000	5.23
Ordinary shares	21 May 2021	Capital increase	182 000	4.58
Ordinary shares	14 June 2021	Capital increase	6 800	4.98
Ordinary shares	28 June 2021	Capital increase	300 000	4.46
Ordinary shares	22 July 2021	Capital increase	300 000	3.46
Ordinary shares	20 October 2021	Capital increase	300 000	3.38
Ordinary shares	8 December 2021	Capital increase	6 500 000	4.44

(€000)
Nature of the transactions	Share Capital	Share premium	Capital reduction reserve	Other reserves	Accumulated Deficit	Number of shares
Balance as at January 1, 2021	48 513	43 349	191 213	30 958	(283 039)	13 942 344

Reduction of share premium by absorption of losses	—	(43 349)	43 349	—	—	—
Capital increase	30 072	8 900	—	—	—	8 651 612
Transaction costs associated with capital increases	—	(2 583)	—	—	—	—
Loss for the period	—	—	—	—	(26 512)	—
Share Based Payment	—	—	—	2 172	—	—
Currency Translation differences	—	—	—	42	—	—
Remeasurements of defined benefit obligation	—	—	—	—	554	—

Balance as at December 31, 2021	78 585	6 317	234 562	33 172	(308 997)	22 593 956

Loss for the period	—	—	—	—	(40 935)	—
Share Based Payment	—	—	—	1 624	—	—
Currency Translation differences	—	—	—	4	—	—
Remeasurements of defined benefit obligation	—	—	—	—	(15)	—

Balance as at December 31, 2022	78 585	6 317	234 562	34 800	(349 947)	22 593 956